Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income (loss)	$ 4,574	$ (1,435)
Items that may be reclassified subsequently to profit or loss:
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $nil and ($12)	0	8
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax $nil and $3	0	(2)
Currency translation adjustments, net of tax $nil and $nil	(6)	(9)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on post-employment benefit obligations, net of tax ($3) and $nil	(6)	(2)
Net change on equity investments, net of tax $nil and $nil	48	16
Total other comprehensive income	36	11
Total comprehensive income (loss)	4,610	(1,424)
Attributable to:
Equity holders of Barrick Gold Corporation	4,005	(1,534)
Non-controlling interests	$ 605	$ 110